              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 033-66496
                                                       `40 Act File No. 811-7908
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 13                  [X]

                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 15                          [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Purchase and Contract Value..................................................Annuitizing the Contract
Item 9.    Redemptions............................................................................Death Benefits
Item 10.   Annunity Period.............................................................Operation of the Contract
Item 11.   Death Benefit and Distributions................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance................................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                       Deferred Variable Annuity Contracts
                                    issued by
                  Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-C


                   The date of this prospectus is May 1, 2002.



--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------



The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT"))
- Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
- Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)


ONE GROUP(R) INVESTMENT TRUST
- One Group Investment Trust Balanced Portfolio (formerly, Asset Allocation
  Fund)
- One Group Investment Trust Bond Portfolio
- One Group Investment Trust Diversified Equity Portfolio
- One Group Investment Trust Diversified Mid Cap Portfolio
- One Group Investment Trust Equity Index Portfolio
- One Group Investment Trust Government Bond Portfolio
- One Group Investment Trust Large Cap Growth Portfolio (formerly, Large Company Growth Fund)
- One Group Investment Trust Mid Cap Growth Portfolio (formerly, Growth Opportunities Fund)
- One Group Investment Trust Mid Cap Value Portfolio

THE FIDELITY VIP FUNDS ARE NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER SEPTEMBER 1, 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

- VIP Equity-Income Portfolio: Initial Class
- VIP Overseas Portfolio: Initial Class


Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-C may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.


For general information or to obtain FREE copies of the:
  - Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any underlying mutual fund;
  - required Nationwide forms; or
  - Nationwide's privacy statement

call:
       1-800-860-3946
TDD    1-800-238-3035

or write:


       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY:
- IS NOT A BANK DEPOSIT;
- IS NOT FDIC INSURED;
- IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY;
- IS NOT AVAILABLE IN EVERY STATE;
- MAY GO DOWN IN VALUE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE - The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE - The date on which the annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT - An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE - The total value of all accumulation units in a contract, plus any amount held in the fixed account.

CONTRACT YEAR - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Securities Act of 1974, as amended.

FIXED ACCOUNT - An investment option that is funded by the general account of Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract that qualifies for favorable tax treatment under Section 408 (b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT - A contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS - Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA - An annuity contract that qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA - A retirement plan that receives favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS - Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD - Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT - Nationwide VA Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................................
SUMMARY OF CONTRACT EXPENSES...............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.....................................
EXAMPLE....................................................................
SYNOPSIS OF THE CONTRACTS..................................................
FINANCIAL STATEMENTS.......................................................
CONDENSED FINANCIAL INFORMATION............................................
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY..............................
NATIONWIDE INVESTMENT SERVICES CORPORATION.................................
TYPES OF CONTRACTS.........................................................
     Individual Retirement Annuities (IRAs)
     Non-Qualified Contracts
     Qualified Plans
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Tax Sheltered Annuities
INVESTING IN THE CONTRACT..................................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS.....................................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

     Short-Term Trading Fees

CONTRACT OWNERSHIP.........................................................
     Joint Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT..................................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE............................................................
SURRENDER (REDEMPTION).....................................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Contract or Tax Sheltered Annuity Surrenders Under a Texas Optional Retirement Program or the
         Louisiana Optional Retirement Plan
LOAN PRIVILEGE.............................................................
     Minimum & Maximum Loan Amounts

     Maximum Loan Processing Fee

     How Loan Requests are Processed

     Loan Interest

     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default
ASSIGNMENT.................................................................
CONTRACT OWNER SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE..................................................
ANNUITIZING THE CONTRACT...................................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS.............................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment
REQUIRED DISTRIBUTIONS.....................................................

     Required Distributions - General Information

     Required Distributions for Non-Qualified Contracts

     Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS.................................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes
STATEMENTS AND REPORTS.....................................................
LEGAL PROCEEDINGS..........................................................
ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY............................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................
APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.........................
APPENDIX: B: CONDENSED FINANCIAL INFORMATION...............................

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC Over Time:

---------------------------------------------
   NUMBER OF COMPLETED
       YEARS FROM                     CDSC
DATE OF PURCHASE PAYMENT           PERCENTAGE
---------------------------------------------
             0                          7%
             1                         6%
             2                         5%
             3                         4%
             4                         3%
             5                         2%
             6                         1%
             7                         0%
---------------------------------------------
(1) For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

      (1) an amount equal to 10% of each purchase payment; or

      (2) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.


This free withdrawal privilege is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

      (a) 10% of each purchase payment made to the contract; or

      (b) any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.


This free withdrawal privilege is cumulative. Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year. The CDSC is imposed only against purchase payments (see "Waiver of Contingent Deferred Sales Charge").


The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or issued to fund Qualified Plans.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges.......................1.25%
Administration Charge3...................................0.05%
     Total Variable Account Charges......................1.30%

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

(3) The Administration Charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.

MAXIMUM LOAN PROCESSING FEE................................$25

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Qualified Contracts or Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                        AFTER REIMBURSEMENTS AND WAIVERS)



-----------------------------------------------------------------------------------------------------------------------
                                                                Management        Other       12b-1 Fees   Total Mutual
                                                                   Fees         Expenses                       Fund
                                                                                                             Expenses
-----------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio: Initial Class             0.48%           0.10%          0.00%        0.58%
  Fidelity VIP Overseas Portfolio: Initial Class                  0.73%           0.19%          0.00%        0.92%
  GVIT Gartmore GVIT Money Market Fund: Class I                   0.38%           0.25%          0.00%        0.63%
  GVIT Gartmore GVIT Total Return Fund: Class I                   0.59%           0.25%          0.00%        0.84%
  One Group Investment Trust Balanced Portfolio                   0.70%           0.17%          0.00%        0.87%
  One Group Investment Trust Bond Portfolio                       0.57%           0.18%          0.00%        0.75%
  One Group Investment Trust Diversified Equity Portfolio         0.74%           0.18%          0.00%        0.92%
  One Group Investment Trust Diversified Mid Cap Portfolio        0.72%           0.23%          0.00%        0.95%
  One Group Investment Trust Equity Index Portfolio               0.30%           0.20%          0.00%        0.50%
  One Group Investment Trust Government Bond Portfolio            0.45%           0.17%          0.00%        0.62%
  One Group Investment Trust Large Cap Growth Portfolio           0.65%           0.16%          0.00%        0.81%
  One Group Investment Trust Mid Cap Growth Portfolio             0.65%           0.17%          0.00%        0.82%
  One Group Investment Trust Mid Cap Value Portfolio              0.73%           0.22%          0.00%        0.95%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                       BEFORE REIMBURSEMENTS AND WAIVERS)


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


-------------------------------------------------------------------------------------------------------------------------
                                                                Management        Other           12b-1     Total Mutual
                                                                   Fees          Expenses         Fees      Fund Expenses
-------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Bond Portfolio                        0.60%           0.18%          0.00%         0.78%
  One Group Investment Trust Diversified Mid Cap Portfolio         0.74%           0.23%          0.00%         0.97%
  One Group Investment Trust Mid Cap Value Portfolio               0.74%           0.22%          0.00%         0.96%



Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects the expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% is assumed. Deductions for premium taxes are not reflected but may apply.


----------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your     If you do not surrender your   If you annuitize your contract
                                contract at the end of the    contract at the end of the           at the end of the
                                  applicable time period       applicable time period           applicable time period
----------------------------------------------------------------------------------------------------------------------------
                                 1       3      5      10      1       3        5      10      1       3       5       10
                                Yr.    Yrs.    Yrs.   Yrs.    Yr.    Yrs.     Yrs.    Yrs.    Yr.    Yrs.    Yrs.     Yrs.
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income      90      106    132     227     20      61      105    227      *      61      105     227
Portfolio: Initial Class

Fidelity VIP Overseas           93      117    150     263     23      72      123    263      *      72      123     263
Portfolio: Initial Class

GVIT Gartmore GVIT Money        90      108    135     232     20      63      108    232      *      63      108     232
Market Fund: Class I

GVIT Gartmore GVIT Total        92      114    145     255     22      69      119    255      *      69      119     255
Return Fund: Class I

One Group Investment Trust      93      115    147     258     23      70      120    258      *      70      120     258
Balanced Portfolio

One Group Investment Trust      92      111    141     245     22      66      114    245      *      66      114     245
Bond Portfolio

One Group Investment Trust      93      117    150     263     23      72      123    263      *      72      123     263
Diversified Equity Portfolio

One Group Investment Trust      94      118    152     266     24      73      125    266      *      73      125     266
Diversified Mid Cap Portfolio

One Group Investment Trust      89      103    128     218     19      58      101    218      *      58      101     218
Equity Index Portfolio

One Group Investment Trust      90      107    134     231     20      62      107    231      *      62      107     231
Government Bond Portfolio

One Group Investment Trust      92      113    144     251     22      68      117    251      *      68      117     251
Large Cap Growth Portfolio

One Group Investment Trust      92      114    145     253     22      69      118    253      *      69      118     253
Mid Cap Growth Portfolio

One Group Investment Trust      94      118    152     266     24      73      125    266      *      73      125     266
Mid Cap Value Portfolio


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate." References to "contract owner" will mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.

The contracts can be categorized as:
  - Individual Retirement Annuities ("IRAs");

  - Non-Qualified Contracts;
  - Qualified Plans;

  - Roth IRAs;

  - Simplified Employee Pension IRAs (SEP IRAs); or

  - Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-----------------------------------------------------------
                           MINIMUM INITIAL        MINIMUM
  CONTRACT                    PURCHASE           SUBSEQUENT
    TYPE                      PAYMENT             PAYMENTS
-----------------------------------------------------------
IRA                            $2,000                $10
Non-Qualified                  $2,000                $10
Qualified                        $0                  $10
Roth IRA                       $2,000                $10
SEP IRA                        $2,000                $10
Tax Sheltered Annuity            $0                  $10
-----------------------------------------------------------


CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").


FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.



CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Nationwide is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.



NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

IRAs

Individual Retirement Annuities are contracts that satisfy the following requirements:

- the contract is not transferable by the owner;

- the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);


- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

- the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

ROTH IRAs

Roth IRA contracts are contracts that satisfy the following requirements:

- the contract is not transferable by the owner;

- the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);


- the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA, however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SEP IRAs

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

- minimum participation rules;

- top-heavy contribution rules;

- nondiscriminatory allocation rules; and

- requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.


Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-C is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 24, 1991, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

      (1) shares of a current underlying mutual fund are no longer available for investment; or

      (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program (see "Enhanced Rate Dollar Cost Averaging Program").

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal on to an annualized rate of 0.05% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS FROM            CDSC
    DATE OF PURCHASE PAYMENT            PERCENTAGE

                0                           7%
                1                           6%
                2                           5%
                3                           4%
                4                           3%
                5                           2%
                6                           1%
                7                           0%

The CDSC is used to cover sales expenses, including commissions (maximum of 8.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Administration Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

      (a) an amount equal to 10% of each purchase payment; or

      (b) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.


This free withdrawal privilege is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

      (a) 10% of each purchase payment made to the contract; or

      (b) any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.


This free withdrawal privilege is cumulative. Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.


For all contracts, no CDSC will be deducted:

      (1) upon annuitization;

      (2) upon payment of a death benefit; or

      (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts, the fixed account, or the variable account.

Nationwide may waive or reduce the CDSC when sales are to employees of Bank One Corporation or the employees of its affiliates, subsidiaries or holding companies.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

      (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

      (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:

      (a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code section 403(b) and as defined for purposes of Internal Revenue Code section 401(k));

      (b) the plan participant becomes disabled (within the meaning of Internal Revenue Code section 72(m)(7));

      (c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

      (d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

      (e) the plan participant dies; or

      (f) the contract is annuitized after 2 years from the inception of the contract.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC for any type of contract issued will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

      (1) the time the contract is surrendered;

      (2) annuitization; or

      (3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

  - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

  - contract loans or surrenders, including CDSC-free withdrawals; or

  - transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.



CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract owners must be age 80 or younger at the time of contract issuance. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  - on a Nationwide form;

  - signed by the contract owner; and

  - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  - joint owners can only be named for Non-Qualified Contracts;

  - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

  - the exercise of any ownership right in the contract generally will require a written request signed by both joint owners;

  - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

  - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant who was not also a joint owner dies before the annuitization date. If the annuitant was also a joint owner and dies before the annuitization date, the death benefit will be paid to the surviving joint owner.

The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------------------------------------------
                            MINIMUM INITIAL      MINIMUM
      CONTRACT                 PURCHASE         SUBSEQUENT
        TYPE                   PAYMENT           PAYMENTS
----------------------------------------------------------
IRA                            $2,000              $10
Non-Qualified                  $2,000              $10
Qualified                        $0                $10
Roth IRA                       $2,000              $10
SEP IRA                        $2,000              $10
Tax Sheltered Annuity            $0                $10
----------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                  - Independence Day
- Memorial Day                    - Labor Day
- Presidents' Day                 - Thanksgiving
- Good Friday                     - Christmas
- Martin Luther King, Jr. Day

Nationwide also will not price purchase payments if:

      (1) trading on the New York Stock Exchange is restricted;

      (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

      (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

      (1) the value of amounts allocated to the sub-accounts of the variable account; and

      (2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

  (a) is the sum of:

      (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

      (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

  (c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

      (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

      (2) adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 25% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone or internet exchange privileges upon 30 days written notice to contract owners.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account or for transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.


SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may direct Nationwide to deduct the CDSC either from:

  (a) the amount requested; or

  (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

  - variable account charges;

  - underlying mutual fund charges; and

  - amounts allocated to the fixed account and interest credited.

A CDSC may apply.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

  (A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
      Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

      (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

      (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

  (B) The surrender limitations described in Section A also apply to:

      (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

      (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

      (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

  (C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR THE LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

- the participant dies;

- the participant retires;

- the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.


LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

--------------------------------------------------------
                CONTRACT     MAXIMUM OUTSTANDING
                VALUES       LOAN BALANCE ALLOWED
--------------------------------------------------------

NON-ERISA       up to        up to 80% of contract value
PLANS           $20,000      (not more than $10,000)

                $20,000      up to 50% of contract value
                and over     (not more than $50,000*)

ERISA PLANS     All          up to 50% of contract value
                             (not more than $50,000*)
--------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  - the contract is surrendered;

  - the contract owner/annuitant dies;

  - the contract owner who is not the annuitant dies prior to annuitization; or

  - annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs Roth IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs in which contract owners may allocate all or a portion of their fixed account assets. Enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the enhanced rate dollar cost averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the GVIT Gartmore GVIT Money Market Fund: Class I. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.


For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) an amount equal to 10% of each purchase payment made to the contract as of the withdrawal date; or

(2) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:


      (1) 10% of all purchase payments made to the contract as of the withdrawal date; or

      (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.


This CDSC-free withdrawal privilege for systematic withdrawals is cumulative. Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.


Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").


ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.


ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

- the age (or date) specified in your contract; or

- the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

      (1) an annuity payment option; and

      (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

      (1) deducting applicable premium taxes from the total contract value; then

      (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

      (1) deducting applicable premium taxes from the total contract value; then

      (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

      (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


      (2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

    The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. Such options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.


DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary or contingent beneficiary.

If two or more beneficiaries are named, the benefit will be paid to the surviving beneficiaries in equal shares, unless the contract provides otherwise.

If no beneficiary or contingent beneficiary survives the annuitant, the contract owner (or his or her estate if the annuitant was also the contract owner) will receive the benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide's home office receives:

      (1) proper proof of the annuitant's death;

      (2) an election specifying the distribution method; and

      (3) any state required form(s).

The beneficiary may elect to receive the death benefit:

      (1) in a lump sum;

      (2) as an annuity; or

      (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

For any type of contract issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

      (1) the contract value;

      (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

      (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies on or prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

  (1) the contract value;

  (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

  (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that most recent five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

  (1) the contract value;

  (2) the sum of all purchase payments, less any amounts surrendered; or

  (3) the highest contract value as of the most recent five year contract anniversary, less any amounts surrendered since that most recent five year contract anniversary.

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.


REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

  (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

  (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

      (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

      (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

      (a) the death of the annuitant will be treated as the death of a contract owner;

      (b) any change of annuitant will be treated as the death of a contract owner; and

      (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAs, AND ROTH IRAs

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

      (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

      (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

      (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

      (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

      (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

      (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

      (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

      (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").



FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:
- the type of contract purchased;
- the purposes for which the contract is purchased; and
- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:
- Individual Retirement Annuities;
- SEP IRAs;
- Roth IRAs;
- Tax Sheltered Annuities; and
- "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
- made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
- used for qualified higher education expenses; or
- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
- it is made on or after the date on which the contract owner attains age
  59 1/2;
- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
- it is attributable to the contract owner's disability; or
- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
- made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

- for qualified higher education expenses; or
- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
- made to a beneficiary on or after the death of the owner;
- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
- used for qualified higher education expenses;
- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or
- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
- the result of a contract owner's death;
- the result of a contract owner's disability, (as defined in the Internal Revenue Code);
- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
- is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:
- acquired by the estate of a decedent by reason of the death of the decedent;
- issued in connection with certain qualified retirement plans and individual retirement plans;
- purchased by an employer upon the termination of certain qualified retirement plans;

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
- the distribution is made directly to another Tax Sheltered Annuity or IRA; or
- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:
- if the payee does not provide Nationwide with a taxpayer identification number; or
- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

      (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

      (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

      (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

      (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  - a transfer of the contract from one contract owner to another; or
  - a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  (a) an individual who is two or more generations younger than the contract owner; or

  (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:
  - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
  - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
  - the failure to diversify was accidental;
  - the failure is corrected; and
  - a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.


In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:
  - generally lowering federal income tax rates;
  - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;
  - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
  - eliminating and/or reducing the highest federal estate tax rates;
  - increasing the estate tax credit; and
  - for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:
  - statements showing the contract's quarterly activity;
  - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;
  - semi-annual reports as of June 30 containing financial statements for the variable account; and
  - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide's parent company, Nationwide Life Insurance Company ("Nationwide Life"), was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide Life which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide Life was a fiduciary under ERISA and that Nationwide Life breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide Life; and that Nationwide Life violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide Life and other unspecified compensatory damages. On November 15, 2001, Nationwide Life filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide Life's motion to dismiss the amended complaint. On February 22, 2002, Nationwide Life filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide Life intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY


A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund's: Class I units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:
  - precious metals;
  - real estate;
  - stocks and bonds;
  - closed-end funds;
  - bank money market deposit accounts and passbook savings;
  - CDs; and
  - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:
  - S&P 500;
  - Shearson/Lehman Intermediate Government/Corporate Bond Index;
  - Shearson/Lehman Long-Term Government/Corporate Bond Index;
  - Donoghue Money Fund Average;
  - U.S. Treasury Note Index;
  - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:
  - Lipper Analytical Services, Inc.;
  - CDA/Wiesenberger;
  - Morningstar;
  - Donoghue's;
  - magazines such as:
    * Money;
    * Forbes;
    * Kiplinger's Personal Finance Magazine;
    * Financial World;
    * Consumer Reports;
    * Business Week;
    * Time;
    * Newsweek;
    * National Underwriter; and
    * U.S. News and World Report;
  - LIMRA;
  - Value;
  - Best's Agent Guide;
  - Western Annuity Guide;
  - Comparative Annuity Reports;
  - Wall Street Journal;
  - Barron's;
  - Investor's Daily;
  - Standard & Poor's Outlook; and
  - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and variable account charges of 1.30%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000, variable account charges of 1.30% and no CDSC. An assumed initial investment of $10,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------
                                                                          10 years or Date Fund     Date Fund
                                           1 Year to      5 Years to      Available in Variable     Added to
          Sub-Account Options             12/31/2001      12/31/2001      Account to 12/31/2001     Variable
                                                                                                    Account
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:       -12.06%          7.58%               11.46%             08/01/94
Initial Class

Fidelity VIP Overseas Portfolio:            -26.95%          0.88%                2.90%             08/01/94
Initial Class

GVIT Gartmore GVIT Money Market Fund:        -4.05%          3.16%                3.71%             07/29/94
Class I

GVIT Gartmore GVIT Total Return Fund:       -18.37%          5.29%                9.62%             08/01/94
Class I

One Group Investment Trust Balanced         -10.79%          7.37%                8.87%             08/01/94
Portfolio

One Group Investment Trust Bond               1.23%           N/A                 6.15%             09/01/99
Portfolio

One Group Investment Trust Diversified      -17.26%           N/A                -7.13%             09/01/99
Equity Portfolio

One Group Investment Trust Diversified      -11.22%           N/A                 7.01%             09/01/99
Mid Cap Portfolio

One Group Investment Trust Equity          -18.84/%           N/A                -0.65%             05/01/98
Index Portfolio

One Group Investment Trust Government        -0.65%          5.02%                5.63%             08/01/94
Bond Portfolio

One Group Investment Trust Large Cap        -26.13%          6.33%                9.46%             08/01/94
Growth Portfolio

One Group Investment Trust Mid Cap          -17.29%         14.57%               14.32%             08/01/94
Growth Portfolio

One Group Investment Trust Mid Cap           -2.87%           N/A                11.21%             09/01/99
Value Portfolio



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to        12/31/2001 or the       Date Fund
          Sub-Account Options             12/31/2001      12/31/2001        Life of the Fund        Effective
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:        -6.20%           7.98%               12.13%             10/09/86
Initial Class

Fidelity VIP Overseas Portfolio:            -22.20%           1.39%                4.50%             01/28/87
Initial Class

GVIT Gartmore GVIT Money Market Fund:         2.25%           3.63%                3.22%             11/10/81
Class I

GVIT Gartmore GVIT Total Return Fund:       -12.97%           5.73%                8.97%             11/08/82
Class I

One Group Investment Trust  Balanced         -4.83%           7.78%                8.87%             08/01/94
Portfolio

One Group Investment Trust Bond               7.53%            N/A                 6.34%             05/01/97
Portfolio

One Group Investment Trust Diversified      -11.78%           4.62%                8.28%             03/30/95
Equity Portfolio

One Group Investment Trust Diversified       -5.29%           9.53%               11.80%             03/30/95
Mid Cap Portfolio

One Group Investment Trust Equity           -13.48%            N/A                 0.33%             05/01/98
Index Portfolio

One Group Investment Trust Government         5.65%           5.46%                5.63%             08/01/94
Bond Portfolio

-------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to        12/31/2001 or the       Date Fund
          Sub-Account Options             12/31/2001      12/31/2001        Life of the Fund        Effective
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap        -21.32%          6.75%                 9.46%             08/01/94
Growth Portfolio

One Group Investment Trust Mid Cap          -11.82%         14.88%                14.32%             08/01/94
Growth Portfolio

One Group Investment Trust Mid Cap            3.43%           N/A                  7.47%             05/01/97
Value Portfolio



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.


GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

    GARTMORE GVIT MONEY MARKET FUND: CLASS I
    Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

    GARTMORE GVIT TOTAL RETURN FUND: CLASS I
    Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

ONE GROUP(R) INVESTMENT TRUST
One Group Investment Trust is a diversified, open-end management investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 7, 1993. One Group Investment Trust offers shares in the separate mutual funds (the "Funds") shown below, each with its own investment objective. The shares of the Funds are sold to Nationwide Life and Annuity Insurance Company to fund the benefits of The One Investor Annuity and certain other separate accounts funding variable annuity contracts and variable life policies issued by other life insurance companies. In the future, the Funds may also be sold to qualified pension and retirement plans for the benefit of plan participants. Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, serves as investment advisor to One Group Investment Trust.


    ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
    Investment Objective: The Portfolio seeks to provide total return while preserving capital.

    ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
    Investment Objective: The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

    ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
    Investment Objective: The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

    ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
    Investment Objective: The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

    ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
    Investment Objective: The Portfolio seeks a high level of current income with liquidity and safety of principal.

    ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
    Investment Objective: The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500")*.

    *"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

    ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
    Investment Objective: The Portfolio seeks growth of capital and secondarily, current income, by investing primarily in equity securities.

    ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
    Investment Objective: The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

    ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
    Investment Objective: The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

THE FIDELITY VIP FUNDS ARE NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER SEPTEMBER 1, 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for the VIP Fund and its portfolios.


    VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
    Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

    VIP OVERSEAS PORTFOLIO: INITIAL CLASS
    Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.



------------------------------------------------------------------------------------------------------------------------
                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income             23.843779        22.365743              -6.20%          4,811,251        2001
Portfolio: Initial Class - Q/NQ        22.280043        23.843779               7.02%          5,350,442        2000
                                       21.229680        22.280043               4.95%          5,945,562        1999
                                       19.268781        21.229680              10.18%          5,625,777        1998
                                       15.239003        19.268781              26.44%          4,493,557        1997
                                       13.510928        15.239003              12.79%          2,595,996        1996
                                       10.132457        13.510928              33.34%            850,015        1995
                                       10.000000        10.132457               1.32%            127,843        1994

Fidelity VIP Overseas Portfolio:       15.898290        12.369011             -22.20%          1,255,812        2001
Initial Class - Q/NQ                   19.911517        15.898290             -20.16%          1,416,870        2000
                                       14.144224        19.911517              40.77%          1,418,346        1999
                                       12.709885        14.144224              11.29%          1,344,297        1998
                                       11.543398        12.709885              10.11%          1,187,469        1997
                                       10.330773        11.543398              11.74%            664,232        1996
                                        9.542958        10.330773               8.26%            268,518        1995
                                       10.000000         9.542958              -4.57%            103,938        1994

GVIT Gartmore GVIT Money Market        12.819682        13.108020               2.25%          2,150,858        2001
Fund: Class I* - Q/NQ                  12.249399        12.819682               4.66%          1,409,975        2000
                                       11.836880        12.249399               3.49%          1,590,430        1999
                                       11.392164        11.836880               3.90%            822,056        1998
                                       10.965501        11.392164               8.82%            772,447        1997
                                       10.569801        10.965501               3.74%            473,381        1996
                                       10.135415        10.569801               4.29%            220,563        1995
                                       10.000000        10.135415               1.35%             47,584        1994

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of
 December 31, 2001 was -0.03%.


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR
------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total               22.721959        19.774203             -12.97%          3,269,537        2001
Return Fund: Class I - Q/NQ            23.518255        22.721959              -3.39%          3,689,323        2000
                                       22.281011        23.518255               5.55%          3,934,051        1999
                                       19.118736        22.281011              16.54%          3,589,203        1998
                                       14.965912        19.118736              27.75%          2,746,188        1997
                                       12.445719        14.965912              20.25%          1,434,934        1996
                                        9.767528        12.445719              27.42%            505,440        1995
                                       10.000000         9.767528              -2.32%             89,149        1994

One Group Investment                   19.741918        18.788301              -4.83%          9,913,836        2001
Trust Balanced Portfolio - Q/NQ        19.675211        19.741918               0.34%         10,316,643        2000
                                       18.423578        19.675211               6.79%          9,319,175        1999
                                       15.674014        18.423578              17.54%          5,490,245        1998
                                       12.921017        15.674014              21.31%          2,502,183        1997
                                       11.697239        12.921017              10.46%          1,006,088        1996
                                        9.819156        11.697239              19.13%            328,525        1995
                                       10.000000         9.819156              -1.81%             71,505        1994

One Group Investment Trust             11.106864        11.942953               7.53%          5,487,494        2001
Bond Portfolio - Q/NQ                  10.028902        11.106864              10.75%          3,393,492        2000
                                       10.000000        10.028902               0.29%                  0        1999(1)

One Group Investment Trust              9.980762         8.804552             -11.78%          7,618,158        2001
Diversified Equity Portfolio -         10.572360         9.980762              -5.60%          4,257,854        2000
Q/NQ                                   10.000000        10.572360               5.72%            634,909        1999(1)

One Group Investment Trust             12.840593        12.161916              -5.29%          2,590,038        2001
Diversified Mid Cap Portfolio -        10.890908        12.840593              17.90%          1,704,013        2000
Q/NQ                                   10.000000        10.890908               8.91%            256,836        1999

One Group Investment Trust             11.701041        10.123309             -13.48%          9,575,989        2001

Equity Index Portfolio - Q/NQ          13.095858        11.701041             -10.65%          7,735,534        2000
                                       10.955610        13.095858              19.54%          4,127,917        1999
                                       10.000000        10.955610               9.56%            998,546        1998(2)


(1) The unit value information shown reflects the period from September 1, 1999 to December 31, 1999.

(2) The unit value information shown reflects the period from May 1, 1998 to December 31, 1998.


CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR
------------------------------------------------------------------------------------------------------------------------
One Group Investment                   14.213181        15.016436               5.65%          8,667,672        2001
Trust Government Bond                  12.856498        14.213181              10.55%          6,585,647        2000
Portfolio - Q/NQ                       13.199019        12.856498              -2.60%          4,913,504        1999
                                       12.460216        13.199019               5.93%          2,670,734        1998
                                       11.511652        12.460216               8.24%          1,274,004        1997
                                       11.358330        11.511652               1.35%            756,783        1996
                                        9.861504        11.358330              15.18%            291,664        1995
                                       10.000000         9.861504              -1.38%             24,678        1994

One Group Investment                   24.860865        19.560223             -21.32%         10,953,265        2001
Trust Large Cap Growth Portfolio       32.691561        24.860865             -23.95%         11,461,570        2000
- Q/NQ                                 25.623274        32.691561              27.59%         10,080,320        1999
                                       18.376907        25.623274              39.43%          7,573,274        1998
                                       14.112701        18.376907              30.22%          5,120,453        1997
                                       12.255940        14.112701              15.15%          2,730,077        1996
                                       10.003154        12.255940              22.52%          1,021,324        1995
                                       10.000000        10.003154               0.03%            119,978        1994

One Group Investment                   30.617485        26.998285             -11.82%          6,588,288        2001
Trust Mid Cap Growth Portfolio -       29.321738        30.617485               4.42%          6,308,189        2000
Q/NQ                                   23.685874        29.321738              23.79%          4,765,508        1999
                                       17.286833        23.685874              37.02%          3,936,581        1998
                                       13.492662        17.286833              28.12%          2,937,108        1997
                                       11.819338        13.492662              14.16%          1,652,824        1996
                                        9.652463        11.819338              22.45%            568,390        1995
                                       10.000000         9.652463              -3.48%             94,894        1994

One Group Investment Trust             12.823112        13.262635               3.43%          3,589,252        2001
Mid Cap Value Portfolio - Q/NQ         10.156152        12.823112              26.26%          2,554,744        2000
                                       10.000000        10.156152               1.56%            397,678        1999(1)


(1) The unit value information shown reflects the period from September 1, 1999 to December 31, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT- C


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-860-3946, TDD 1-800-238-3035.



TABLE OF CONTENTS
                                                                        PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-C is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide VA Separate Account - C and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

The contract owner may transfer up to 100% of the contract value from the variable account to the fixed account, without penalty or adjustment. However, Nationwide, at its sole discretion, reserves the right to limit such transfers to 25% of the contract value for any 12 month period. Contract owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the contract value of the fixed account to the variable account. Such portion will be determined by Nationwide at its sole discretion (but will not be less than 10% of the total value of the portion of the fixed account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter after the 12 month period. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Contract owners who have entered into a dollar cost averaging agreement with Nationwide may transfer from the fixed account under the terms of that agreement.

Transfers from the fixed account may not be made within 12 months of any prior transfer. Transfers must also be made prior to the annuitization date.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company. During the fiscal years ending December 31, 2001, 2000, and 1999, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.03%. The GVIT Gartmore GVIT Money Market Fund:
Class I's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2001, the seven-day effective yield for the GVIT Gartmore GVIT Money Market Fund: Class I was -0.02%.


The GVIT Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the underlying mutual fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a 1.30% Mortality and Expense Risk Charge and Administration Charge. The redeemable value also reflects the effect of any CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long-term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

If the underlying mutual fund has been available in the variable account for less than a year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized return is not annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:
  Investments at fair value:
     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       4,739,592 shares (cost $109,339,758) ..............................   $   107,825,725

     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       1,127,679 shares (cost $22,945,765) ...............................        15,652,188

     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       28,193,664 shares (cost $28,193,664) ..............................        28,193,664

     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       6,552,844 shares (cost $96,279,001) ...............................        64,807,627

     One Group(R) IT Balanced Portfolio (OGBal)
       12,863,714 shares (cost $191,315,451) .............................       186,266,583

     One Group(R) IT Bond Portfolio (OGBond)
       6,068,212 shares (cost $63,540,846) ...............................        65,536,692

     One Group(R) IT Diversified Equity Portfolio (OGDivEq)
       4,504,903 shares (cost $75,007,063) ...............................        67,078,003

     One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
       2,174,354 shares (cost $34,296,729) ...............................        31,506,384

     One Group(R) IT Equity Index Portfolio (OGEqIx)
       9,786,989 shares (cost $114,001,802) ..............................        97,086,929

     One Group(R) IT Government Bond Portfolio (OGGvtBd)
       12,256,673 shares (cost $128,340,545) .............................       130,165,868

     One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
       15,604,757 shares (cost $312,139,088) .............................       214,253,307

     One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
       11,513,284 shares (cost $196,927,817) .............................       177,880,242

     One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
       3,754,519 shares (cost $43,514,739) ...............................        47,607,297
                                                                             ---------------
          Total investments ..............................................     1,233,860,509

  Accounts receivable ....................................................            -
                                                                             ---------------
          Total assets ...................................................     1,233,860,509

ACCOUNTS PAYABLE .........................................................            48,080
                                                                             ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................    $1,233,812,429
                                                                             ===============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                         TOTAL           FidVIPEI         FidVIPOv         NSATMyMkt
                                                    -------------      -----------       ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  21,296,939        2,086,220        1,043,179          840,951
  Mortality and expense risk charges
    (note 2) ....................................     (16,017,280)      (1,529,795)        (243,050)        (328,283)
                                                    -------------      -----------       ----------      -----------
    Net investment income .......................       5,279,659          556,425          800,129          512,668
                                                    -------------      -----------       ----------      -----------

  Proceeds from mutual funds shares sold ........     102,418,224       15,495,236        2,691,159       16,574,163
  Cost of mutual fund shares sold ...............     (95,580,044)     (13,274,659)      (3,174,404)     (16,574,163)
                                                    -------------      -----------       ----------      -----------
    Realized gain (loss) on investments .........       6,838,180        2,220,577         (483,245)               -
  Change in unrealized gain (loss)
    on investments ..............................    (216,937,294)     (16,616,891)      (6,809,383)               -
                                                    -------------      -----------       ----------      -----------
    Net gain (loss) on investments ..............    (210,099,114)     (14,396,314)      (7,292,628)               -
                                                    -------------      -----------       ----------      -----------
  Reinvested capital gains ......................      77,619,273        5,861,284        1,648,896                -
                                                    -------------      -----------       ----------      -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(127,200,182)      (7,978,605)      (4,843,603)         512,668
                                                    =============      ===========       ==========      ===========


                                                      NSATTotRe          OGBal            OGBond           OGDivEq
                                                    -------------      -----------       ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         544,697        4,940,320        3,669,124          277,369
  Mortality and expense risk charges
    (note 2) ....................................        (940,084)      (2,533,955)        (721,259)        (724,334)
                                                    -------------      -----------       ----------      -----------
    Net investment income .......................        (395,387)       2,406,365        2,947,865         (446,965)
                                                    -------------      -----------       ----------      -----------

  Proceeds from mutual funds shares sold ........      10,439,477       15,300,163        3,264,230        1,134,619
  Cost of mutual fund shares sold ...............     (13,570,067)     (12,597,920)      (3,035,756)      (1,413,546)
                                                    -------------      -----------       ----------      -----------
    Realized gain (loss) on investments .........      (3,130,590)       2,702,243          228,474         (278,927)
  Change in unrealized gain (loss)
    on investments ..............................      (9,391,881)     (16,016,524)         630,616       (5,560,258)
                                                    -------------      -----------       ----------      -----------
    Net gain (loss) on investments ..............     (12,522,471)     (13,314,281)         859,090       (5,839,185)
                                                    -------------      -----------       ----------      -----------
  Reinvested capital gains ......................       1,935,292          747,188                -                -
                                                    -------------      -----------       ----------      -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........     (10,982,566)     (10,160,728)       3,806,955       (6,286,150)
                                                    =============      ===========       ==========      ===========


                                                    OGDivMidCap      OGEqIx          OGGvtBd
                                                    -----------    -----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    67,421        824,256      6,725,824
  Mortality and expense risk charges
    (note 2) ....................................      (349,773)    (1,208,180)    (1,515,835)
                                                    -----------    -----------      ---------
    Net investment income .......................      (282,352)      (383,924)     5,209,989
                                                    -----------    -----------      ---------

  Proceeds from mutual funds shares sold ........       981,565      3,283,330      4,919,883
  Cost of mutual fund shares sold ...............    (1,030,791)    (3,381,239)    (4,640,525)
                                                    -----------    -----------      ---------
    Realized gain (loss) on investments .........       (49,226)       (97,909)       279,358
  Change in unrealized gain (loss)
    on investments ..............................    (4,244,376)   (12,775,697)       461,833
                                                    -----------    -----------      ---------
    Net gain (loss) on investments ..............    (4,293,602)   (12,873,606)       741,191
                                                    -----------    -----------      ---------
  Reinvested capital gains ......................     3,450,503              -              -
                                                    -----------    -----------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,125,451)   (13,257,530)     5,951,180
                                                    ===========    ===========      =========


                                                     OGLgCapGr     OGMidCapGr       OGMidCapV
                                                    -----------    -----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -              -        277,578
  Mortality and expense risk charges
    (note 2) ....................................    (3,103,726)    (2,282,219)      (536,787)
                                                    -----------    -----------      ---------
    Net investment income .......................    (3,103,726)    (2,282,219)      (259,209)
                                                    -----------    -----------      ---------

  Proceeds from mutual funds shares sold ........    18,949,866      8,026,092      1,358,441
  Cost of mutual fund shares sold ...............   (15,392,838)    (6,384,910)    (1,109,226)
                                                    -----------    -----------      ---------
    Realized gain (loss) on investments .........     3,557,028      1,641,182        249,215
  Change in unrealized gain (loss)
    on investments ..............................   (93,337,096)   (52,060,067)    (1,217,570)
                                                    -----------    -----------      ---------
    Net gain (loss) on investments ..............   (89,780,068)   (50,418,885)      (968,355)
                                                    -----------    -----------      ---------
  Reinvested capital gains ......................    32,107,536     29,222,978      2,645,596
                                                    -----------    -----------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (60,776,258)   (23,478,126)     1,418,032
                                                    ===========    ===========      =========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                          TOTAL                                 FidVIPEI
                                          ----------------------------------        ------------------------------
                                               2001                 2000                2001                2000
                                          ---------------      -------------        -----------        -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     5,279,659          1,492,603            556,425            528,611
  Realized gain (loss) on investments..         6,838,180         11,949,432          2,220,577          3,255,605
  Change in unrealized gain (loss)
    on investments ....................      (216,937,294)      (147,383,880)       (16,616,891)        (3,898,603)
  Reinvested capital gains ............        77,619,273         54,488,768          5,861,284          8,265,251
                                          ---------------      -------------        -----------        -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (127,200,182)       (79,453,077)        (7,978,605)         8,150,864
                                          ---------------      -------------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       231,283,853        358,966,692          1,206,235          4,558,310
  Transfers between funds .............                 -                  -         (1,284,495)        (7,227,141)
  Redemptions .........................      (121,216,283)       (85,315,577)       (11,698,309)        (9,996,405)
  Annuity benefits ....................            (2,684)           (59,245)            (1,972)           (14,662)
  Annual contract maintenance charges
    (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ..........................        (2,386,843)        (2,071,743)          (188,457)          (201,881)
  Adjustments to maintain reserves ....          (106,098)           (40,192)           (20,555)            47,569
                                          ---------------      -------------        -----------        -----------
       Net equity transactions ........       107,571,945        271,479,935        (11,987,553)       (12,834,210)
                                          ---------------      -------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..       (19,628,237)       192,026,858        (19,966,158)        (4,683,346)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,253,440,666      1,061,413,808        127,784,031        132,467,377
                                          ---------------      -------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 1,233,812,429      1,253,440,666        107,817,873        127,784,031
                                          ===============      =============        ===========        ===========


CHANGES IN UNITS:
  Beginning units .....................        66,184,298         47,911,959          5,350,442          5,945,562
                                          ---------------      -------------        -----------        -----------
  Units purchased .....................        17,068,724         26,940,529             55,228            373,513
  Units redeemed ......................        (6,781,576)        (8,668,190)          (594,419)          (968,633)
                                          ---------------      -------------        -----------        -----------
  Ending units ........................        76,471,446         66,184,298          4,811,251          5,350,442
                                          ===============      =============        ===========        ===========


                                                         FidVIPOv                              NSATMyMkt
                                          ----------------------------------        ------------------------------
                                                 2001               2000               2001               2000
                                          ---------------      -------------        -----------        -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           800,129             42,054            512,668            722,832
  Realized gain (loss) on investments..          (483,245)           658,178                  -                  -
  Change in unrealized gain (loss)
    on investments ....................        (6,809,383)        (9,069,614)                 -                  -
  Reinvested capital gains ............         1,648,896          2,471,671                  -                  -
                                          ---------------      -------------        -----------        -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (4,843,603)        (5,897,711)           512,668            722,832
                                          ---------------      -------------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           234,571          1,022,338          1,038,064          3,352,602
  Transfers between funds .............          (870,854)         1,404,007         17,533,115         (2,151,088)
  Redemptions .........................        (1,517,423)        (2,042,718)        (8,806,197)        (3,277,957)
  Annuity benefits ....................                 -            (15,038)                 -                  -
  Annual contract maintenance charges
    (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ..........................           (27,983)           (40,680)          (159,012)           (53,218)
  Adjustments to maintain reserves ....           (12,205)            15,902               (591)               448
                                          ---------------      -------------        -----------        -----------
       Net equity transactions ........        (2,193,894)           343,811          9,605,379         (2,129,213)
                                          ---------------      -------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        (7,037,497)        (5,553,900)        10,118,047         (1,406,381)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        22,687,521         28,241,421         18,075,431         19,481,812
                                          ---------------      -------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..        15,650,024         22,687,521         28,193,478         18,075,431
                                          ===============      =============        ===========        ===========


CHANGES IN UNITS:
  Beginning units .....................         1,416,869          1,418,346          1,409,976          1,590,431
                                          ---------------      -------------        -----------        -----------
  Units purchased .....................            17,542            203,076            979,193          1,217,107
  Units redeemed ......................          (178,599)          (204,553)          (238,312)        (1,397,562)
                                          ---------------      -------------        -----------        -----------
  Ending units ........................         1,255,812          1,416,869          2,150,857          1,409,976
                                          ===============      =============        ===========        ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 NSATTotRe                       OGBal
                                                     ---------------------------     ---------------------------
                                                         2001            2000            2001            2000
                                                     ------------    -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................   $   (395,387)       (602,651)      2,406,365       3,156,985
  Realized gain (loss) on investments ...........     (3,130,590)      3,339,338       2,702,243       1,473,315
  Change in unrealized gain (loss)
    on investments ..............................     (9,391,881)    (36,856,161)    (16,016,524)     (4,130,699)
  Reinvested capital gains ......................      1,935,292      31,159,150         747,188         136,329
                                                    ------------     -----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................    (10,982,566)     (2,960,324)    (10,160,728)        635,930
                                                    ------------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,500,805       4,937,557      15,134,794      35,299,932
  Transfers between funds .......................     (2,543,054)     (3,145,812)     (2,488,095)     (1,300,001)
  Redemptions ...................................     (7,058,950)     (7,174,234)    (19,501,596)    (13,977,973)
  Annuity benefits ..............................              -         (14,730)              -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (114,510)       (155,697)       (387,026)       (358,181)
  Adjustments to maintain reserves ..............        (14,048)          8,670          (3,543)         13,879
                                                    ------------     -----------     -----------     -----------
       Net equity transactions ..................     (8,229,757)     (5,544,246)     (7,245,466)     19,677,656
                                                    ------------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (19,212,323)     (8,504,570)    (17,406,194)     20,313,586
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     84,017,445      92,522,015     203,670,320     183,356,734
                                                    ------------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                $64,805,122      84,017,445     186,264,126     203,670,320
                                                    ============     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      3,689,323       3,934,051      10,316,643       9,319,175
                                                    ------------     -----------     -----------     -----------
  Units purchased ...............................         77,768         323,051         889,350       2,123,764
  Units redeemed ................................       (497,554)       (567,779)     (1,292,157)     (1,126,296)
                                                    ------------     -----------     -----------     -----------
  Ending units ..................................      3,269,537       3,689,323       9,913,836      10,316,643
                                                    ============     ===========     ===========     ===========


                                                               OGBond                          OGDivEq
                                                     ---------------------------     ---------------------------
                                                         2001            2000            2001            2000
                                                     ------------    -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................      2,947,865       1,224,396        (446,965)       (207,394)
  Realized gain (loss) on investments ...........        228,474           1,538        (278,927)         (3,245)
  Change in unrealized gain (loss)
    on investments ..............................        630,616       1,468,219      (5,560,258)     (2,158,773)
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------     -----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................      3,806,955       2,694,153      (6,286,150)     (2,369,412)
                                                    ------------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     32,552,190      31,409,945      32,986,851      39,049,909
  Transfers between funds .......................     (2,738,956)       (603,045)      2,672,318         358,516
  Redemptions ...................................     (5,669,028)     (1,028,878)     (4,677,051)     (1,218,195)
  Annuity benefits ..............................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (105,845)        (23,620)       (114,390)        (40,038)
  Adjustments to maintain reserves ..............            504         (49,963)         (3,740)          3,360
                                                    ------------     -----------     -----------     -----------
       Net equity transactions ..................     24,038,865      29,704,439      30,863,988      38,153,552
                                                    ------------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     27,845,820      32,398,592      24,577,838      35,784,140
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     37,691,054       5,292,462      42,496,627       6,712,487
                                                    ------------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                 65,536,874      37,691,054      67,074,465      42,496,627
                                                    ============     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      3,393,492         527,722       4,257,854         634,909
                                                    ------------     -----------     -----------     -----------
  Units purchased ...............................      2,523,841       3,113,201       3,749,937       3,867,066
  Units redeemed ................................       (429,840)       (247,431)       (389,633)       (244,121)
                                                    ------------     -----------     -----------     -----------
  Ending units ..................................      5,487,493       3,393,492       7,618,158       4,257,854
                                                    ============     ===========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             OGDivMidCap                         OGEqIx
                                                     ---------------------------     ---------------------------
                                                         2001            2000              2001            2000
                                                     -----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................   $   (282,352)       (106,002)       (383,924)       (188,384)
  Realized gain (loss) on investments ...........        (49,226)          7,963         (97,909)          2,864
  Change in unrealized gain (loss)
    on investments ..............................     (4,244,376)      1,422,813     (12,775,697)    (10,215,891)
  Reinvested capital gains ......................      3,450,503         259,972               -       1,054,653
                                                     -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................     (1,125,451)      1,584,746     (13,257,530)     (9,346,758)
                                                     -----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     13,948,632      18,614,211      26,371,898      45,574,059
  Transfers between funds .......................       (958,907)       (301,942)      1,009,765       4,818,210
  Redemptions ...................................     (2,174,879)       (661,756)     (7,540,511)     (4,278,781)
  Annuity benefits ..............................              -               -               -         (14,815)
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................        (60,910)        (23,178)       (175,544)       (133,451)
  Adjustments to maintain reserves ..............         (9,192)       (128,722)         (8,196)         12,433
                                                     -----------      ----------     -----------     -----------
       Net equity transactions ..................     10,744,744      17,498,613      19,657,412      45,977,655
                                                     -----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      9,619,293      19,083,359       6,399,882      36,630,897
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     21,880,537       2,797,178      90,689,512      54,058,615
                                                     -----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                $31,499,830      21,880,537      97,089,394      90,689,512
                                                     ===========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      1,704,014         256,836       7,735,534       4,127,917
                                                     -----------      ----------     -----------     -----------
  Units purchased ...............................      1,048,566       1,589,573       2,237,851       4,175,608
  Units redeemed ................................       (162,542)       (142,395)       (397,397)       (567,991)
                                                     -----------      ----------     -----------     -----------
  Ending units ..................................      2,590,038       1,704,014       9,575,988       7,735,534
                                                     ===========      ==========     ===========     ===========


                                                     ---------------------------     ---------------------------
                                                              OGGvtBd                         OGLgCapGr
                                                     ---------------------------     ---------------------------
                                                        2001            2000            2001            2000
                                                     -----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .........................      5,209,989       3,776,164      (3,103,726)     (4,432,111)
  Realized gain (loss) on investments ...........        279,358          (6,296)      3,557,028       2,808,346
  Change in unrealized gain (loss)
    on investments ..............................        461,833       4,300,022     (93,337,096)    (93,530,216)
  Reinvested capital gains ......................              -               -      32,107,536       6,914,049
                                                     -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ...............................      5,951,180       8,069,890     (60,776,258)    (88,239,932)
                                                     -----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     33,973,461      35,113,390      22,879,760      65,440,962
  Transfers between funds .......................      8,934,977      (6,369,045)    (10,166,129)      2,888,033
  Redemptions ...................................    (12,082,083)     (6,204,837)    (22,181,382)    (24,122,571)
  Annuity benefits ..............................           (712)              -               -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................       (213,109)       (179,514)       (442,869)       (582,869)
  Adjustments to maintain reserves ..............         (9,176)          2,654          (9,364)         19,525
                                                     -----------      ----------     -----------     -----------
       Net equity transactions ..................     30,603,358      22,362,648      (9,919,984)     43,643,080
                                                     -----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     36,554,538      30,432,538     (70,696,242)    (44,596,852)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     93,602,993      63,170,455     284,944,544     329,541,396
                                                     -----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD                130,157,531      93,602,993     214,248,302     284,944,544
                                                     ===========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ...............................      6,585,647       4,913,504      11,461,571      10,080,320
                                                     -----------      ----------     -----------     -----------
  Units purchased ...............................      2,539,470       2,896,721       1,228,372       2,608,652
  Units redeemed ................................       (457,446)     (1,224,578)     (1,736,678)     (1,227,401)
                                                     -----------      ----------     -----------     -----------
  Ending units ..................................      8,667,671       6,585,647      10,953,265      11,461,571
                                                     ===========      ==========     ===========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      OGMidCapGr                        OGMidCapV
                                          ------------------------------      ----------------------------
                                               2001             2000             2001             2000
                                          -------------     ------------      -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (2,282,219)      (2,402,223)        (259,209)         (19,674)
  Realized gain (loss) on investments .       1,641,182          401,059          249,215           10,767
  Change in unrealized gain (loss)
    on investments ....................     (52,060,067)         150,683       (1,217,570)       5,134,340
  Reinvested capital gains ............      29,222,978        4,225,947        2,645,596            1,746
                                          -------------     ------------      -----------      -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................     (23,478,126)       2,375,466        1,418,032        5,127,179
                                          -------------     ------------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      27,100,650       49,360,589       22,355,942       25,232,888
  Transfers between funds .............      (3,706,794)      12,380,823       (5,392,891)        (751,515)
  Redemptions .........................     (14,863,515)     (10,477,596)      (3,445,359)        (853,676)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................        (309,033)        (251,421)         (88,155)         (27,995)
  Adjustments to maintain reserves ....         (11,594)          20,044           (4,398)          (5,991)
                                          -------------     ------------      -----------      -----------
       Net equity transactions ........       8,209,714       51,032,439       13,425,139       23,593,711
                                          -------------     ------------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (15,268,412)      53,407,905       14,843,171       28,720,890
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     193,140,882      139,732,977       32,759,769        4,038,879
                                          -------------     ------------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 177,872,470      193,140,882       47,602,940       32,759,769
                                          =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................       6,308,188        4,765,508        2,554,745          397,678
                                          -------------     ------------      -----------      -----------
  Units purchased .....................         393,992        2,077,160        1,327,614        2,372,037
  Units redeemed ......................        (113,892)        (534,480)        (293,107)        (214,970)
                                          -------------     ------------      -----------      -----------
  Ending units ........................       6,588,288        6,308,188        3,589,252        2,554,745
                                          =============     ============      ===========      ===========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2001 and 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

           Portfolios of the Fidelity(R) Variable Insurance Products Fund
            (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
              (FidVIPEI)
             Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

           Funds of the Nationwide(R) Separate Account Trust (Nationwide(R)
           SAT) (managed for a fee by an affiliated investment advisor); Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

           Funds of The One Group(R) Investment Trust (One Group(R) IT);
             One Group(R) IT - Balanced Portfolio (OGBal) (formerly One Group
              - Asset Allocation Fund)
             One Group(R) IT - Bond Portfolio (OGBond)
             One Group(R) IT - Diversified Equity Portfolio (OGDivEq)
             One Group(R) IT - Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT - Equity Index Portfolio (OGEqIx) (formerly One
                Group - Equity Index Fund)
             One Group(R) IT - Government Bond Portfolio (OGGvtBd)
                (formerly One Group - Government Bond Fund)
             One Group(R) IT - Large Cap Growth Portfolio (OGLgCapGr)
                (formerly One Group - Large Company Growth Fund))
             One Group(R) IT - Mid Cap Growth Portfolio (OGMidCapGr)
                (formerly One Group - Growth Opportunities Fund)
             One Group(R) IT - Mid Cap Value Portfolio (OGMidCapV)

    At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                             CONTRACT                      UNIT       CONTRACT      TOTAL
                                                          EXPENSE RATE(*)  UNITS       FAIR VALUE  OWNERS' EQUITY  RETURN(**)
                                                          ---------------  -----       ----------  --------------  ----------

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
          2001 ..........................................       1.30%     4,811,251   $ 22.365743   $ 107,607,203    -6.20%
          2000 ..........................................       1.30%     5,350,442     23.843779     127,574,757     7.02%
          1999 ..........................................       1.30%     5,945,562     22.280043     132,467,377     4.95%
          1998 ..........................................       1.30%     5,625,877     21.229680     119,435,568    10.18%
          1997 ..........................................       1.30%     4,493,557     19.268781      86,585,366    26.44%

    Fidelity(R) VIP - Overseas Portfolio: Initial Class
          2001 ..........................................       1.30%     1,255,812     12.369011      15,533,152   -22.20%
          2000 ..........................................       1.30%     1,416,870     15.898290      22,525,810   -20.16%
          1999 ..........................................       1.30%     1,418,346     19.911517      28,241,420    40.77%
          1998 ..........................................       1.30%     1,344,297     14.144224      19,014,038    11.29%
          1997 ..........................................       1.30%     1,187,469     12.709885      15,092,594    10.11%

    Nationwide(R) SAT - Money Market Fund Class I
          2001 ..........................................       1.30%     2,150,857     13.108020      28,193,477     2.25%
          2000 ..........................................       1.30%     1,409,975     12.819682      18,075,431     4.66%
          1999 ..........................................       1.30%     1,590,430     12.249399      19,481,812     3.49%
          1998 ..........................................       1.30%       822,056     11.836880       9,730,578     3.90%
          1997 ..........................................       1.30%       772,447     11.392164       8,799,843     3.89%

    Nationwide(R) SAT - Total Return Fund Class I
          2001 ..........................................       1.30%     3,269,537     19.774203      64,652,488   -12.97%
          2000 ..........................................       1.30%     3,689,323     22.721959      83,828,646    -3.39%
          1999 ..........................................       1.30%     3,934,051     23.518255      92,522,015     5.55%
          1998 ..........................................       1.30%     3,589,203     22.281011      79,971,072    16.54%
          1997 ..........................................       1.30%     2,746,188     19.118736      52,503,643    27.75%

    One Group(R) Balanced Portfolio
          2001 ..........................................       1.30%     9,913,836     18.788301     186,264,135    -4.83%
          2000 ..........................................       1.30%    10,316,643     19.741918     203,670,320     0.34%
          1999 ..........................................       1.30%     9,319,175     19.675211     183,356,734     6.79%
          1998 ..........................................       1.30%     5,490,245     18.423578     101,149,957    17.54%
          1997 ..........................................       1.30%     2,502,183     15.674014      39,219,251    21.31%
       Initial Deposit Funding
          1998 ..........................................          -         97,500     19.509120       1,902,139    19.09%
          1997 ..........................................          -         97,500     16.381936       1,597,239    22.90%

    One Group(R) Bond Portfolio
          2001 ..........................................       1.30%     5,487,493     11.942953      65,536,871     7.53%
          2000 ..........................................       1.30%     3,393,492     11.106864      37,691,054    10.75%
          1999 ..........................................       1.30%       527,721     10.028902       5,292,462     0.29% 9/1/99

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                      UNIT             CONTRACT          TOTAL
                                              EXPENSE RATE(*)      UNITS    FAIR VALUE      OWNERS' EQUITY       RETURN(**)
                                              ---------------      -----    ----------      --------------       ----------

One Group(R) Diversified Equity Portfolio
     2001 ....................................     1.30%        7,618,158      8.804552        67,074,468        -11.78%
     2000 ....................................     1.30%        4,257,854      9.980762        42,496,627         -5.60%
     1999 ....................................     1.30%          634,909     10.572360         6,712,487          5.72%  9/1/99

One Group(R) Diversified Mid Cap Portfolio
     2001 ....................................     1.30%        2,590,038     12.161916        31,499,825         -5.29%
     2000 ....................................     1.30%        1,704,013     12.840593        21,880,537         17.90%
     1999 ....................................     1.30%          256,836     10.890908         2,797,177          8.91%  9/1/99

One Group(R) Equity Index Portfolio
     2001 ....................................     1.30%        9,575,988     10.123309        96,940,686        -13.48%
     2000 ....................................     1.30%        7,735,534     11.701041        90,513,800        -10.65%
     1999 ....................................     1.30%        4,127,917     13.095858        54,058,615         19.54%
     1998 ....................................     1.30%          998,546     10.955610        10,939,681          9.56%  5/1/98
   Initial Deposit Funding
     1998 ....................................        -           250,000     11.051791         2,762,948         10.52%  5/1/98

One Group(R) Government Bond Portfolio
     2001 ....................................     1.30%        8,667,671     15.016436       130,157,527          5.65%
     2000                                          1.30%        6,585,647     14.213181        93,602,993         10.55%
     1999 ....................................     1.30%        4,913,504     12.856498        63,170,454         -2.60%
     1998 ....................................     1.30%        2,670,734     13.199019        35,251,069          5.93%
     1997 ....................................     1.30%        1,274,004     12.460216        15,874,365          8.24%
   Initial Deposit Funding
     1998 ....................................        -           500,000     13.977022         6,988,511          7.32%
     1997 ....................................        -           500,000     13.023184         6,511,592          9.67%

One Group(R) Large Cap Growth Portfolio
     2001 ....................................     1.30%       10,953,265     19.560223       214,248,306        -21.32%
     2000 ....................................     1.30%       11,461,570     24.860865       284,944,544        -23.95%
     1999 ....................................     1.30%       10,080,320     32.691561       329,541,396         27.59%
     1998 ....................................     1.30%        7,573,274     25.623274       194,052,075         39.43%
     1997 ....................................     1.30%        5,120,453     18.376907        94,098,089         30.22%
   Initial Deposit Funding
     1998 ....................................        -           300,000     27.132525         8,139,758         41.27%
     1997 ....................................        -           300,000     19.206744         5,762,023         31.93%

One Group(R) Mid Cap Growth Portfolio
     2001 ....................................     1.30%        6,588,288     26.998285       177,872,477        -11.82%
     2000 ....................................     1.30%        6,308,189     30.617485       193,140,882          4.42%
     1999 ....................................     1.30%        4,765,508     29.321738       139,732,977         23.79%
     1998 ....................................     1.30%        3,909,581     23.685874        92,601,843         37.02%
     1997 ....................................     1.30%        2,937,108     17.286833        50,773,295         28.12%

                                                    CONTRACT                      UNIT              CONTRACT     TOTAL
                                                  EXPENSE RATE(*)     UNITS     FAIR VALUE      OWNERS' EQUITY  RETURN(**)
                                                  ---------------     -----     ----------      --------------  ----------
      Initial Deposit Funding
         1998 ....................................       -             2,500     25.081612            62,704    38.82%
         1997 ....................................       -             2,500     18.067840            45,170    29.81%

   One Group(R) Mid Cap Value Portfolio
         2001 ....................................    1.30%        3,589,252     13.262635        47,602,939     3.43%
         2000 ....................................    1.30%        2,554,744     12.823112        32,759,768    26.26%
         1999 ....................................    1.30%          397,678     10.156152         4,038,878     1.56%  9/1/99
                                                                                             ---------------
   2001 Reserves for annuity contracts in payout phase:
      Non-tax qualified...................................................................           628,875
                                                                                             ---------------
   2001 Contract owners' equity ..........................................................   $ 1,233,812,429
                                                                                             ===============


   2000 Reserves for annuity contracts in payout phase:
      Non-tax qualified...................................................................           735,494
                                                                                             ---------------
   2000 Contract owners' equity ..........................................................   $ 1,253,440,666
                                                                                             ===============


   1999 Contract owners' equity...........................................................   $ 1,061,413,808
                                                                                             ===============


   1998 Contract owners' equity...........................................................   $   682,001,942
                                                                                             ===============


   1997 Contract owners' equity...........................................................   $   376,862,470
                                                                                             ===============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the "Company"), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


KPMG, LLP
January 29, 2002




See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                                December 31,
                                                                                                       -----------------------------
                                                                                                            2001            2000
====================================================================================================================================

                                                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $2,464,658 in 2001; $1,184,078 in 2000)                               $2,501,627      $1,192,444
    Equity securities (no cost in 2001; $979 in 2000)                                                           --             1,828
  Mortgage loans on real estate, net                                                                         663,458         380,685
  Real estate, net                                                                                             1,223           1,822
  Policy loans                                                                                                   486           1,517
  Other long-term investments                                                                                   --                 8
  Short-term investments, including amounts managed by a related party                                        75,462          61,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,242,256       1,639,498
------------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                           1,842            --
Accrued investment income                                                                                     34,241          16,925
Deferred policy acquisition costs                                                                            129,924         108,982
Reinsurance receivable from a related party                                                                  102,472          96,892
Other assets                                                                                                 121,043          69,459
Assets held in separate accounts                                                                           2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================

                                                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                         $3,271,309      $1,765,451
Other liabilities                                                                                            103,305          10,493
Liabilities related to separate accounts                                                                   2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,687,533       4,018,422
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                               2,640           2,640
  Additional paid-in capital                                                                                 152,960          77,960
  Retained earnings                                                                                           90,026          72,063
  Accumulated other comprehensive income                                                                      11,538           3,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             257,164         155,812
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                                     Years ended December 31,
                                                                                           -----------------------------------------
                                                                                                  2001           2000          1999
====================================================================================================================================

Revenues:
  Policy charges                                                                               $ 51,286       $ 55,992      $ 44,793
  Life insurance premiums                                                                         1,380          1,297           292
  Net investment income                                                                          16,880         14,732        13,959
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                                         (244)           842         5,208
  Other                                                                                             816            929         1,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,118         73,792        65,311
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                                              5,114         11,097         8,548
  Other benefits and claims                                                                       4,549          5,581         5,210
  Amortization of deferred policy acquisition costs                                              11,257          9,893        13,592
  Other operating expenses                                                                       22,730         29,982        24,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 43,650         56,553        51,535
------------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                           26,468         17,239        13,776
Federal income tax expense                                                                        8,175          4,712         4,571
------------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles                         18,293         12,527         9,205
Cumulative effect of adoption of accounting principles, net of tax                                 (330)          --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                                 $ 17,963       $ 12,527      $  9,205
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                ($000's omitted)



                                                                                                        Accumulated
                                                                     Additional                            other          Total
                                                       Common          paid-in           Retained      comprehensive  shareholder's
                                                       stock           capital           earnings      income (loss)     equity
====================================================================================================================================

Balance as of December 31, 1998                     $   2,640         $  52,960        $  50,331        $  10,055       $ 115,986

Comprehensive income:
  Net income                                             --                --              9,205             --             9,205
  Net unrealized losses on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --            (11,923)        (11,923)
                                                                                                                        ---------
  Total comprehensive loss                                                                                                 (2,718)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 1999                         2,640            52,960           59,536           (1,868)        113,268
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             12,527             --            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              5,017           5,017
                                                                                                                        ---------
  Total comprehensive income                                                                                               17,544
                                                                                                                        ---------
  Capital contribution                                   --              25,000             --               --            25,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                         2,640            77,960           72,063            3,149         155,812
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             17,963             --            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              8,015           8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                   --                --               --                452             452
  Accumulated net losses on cash flow
     hedges, net of tax                                  --                --               --                (78)            (78)
                                                                                                                        ---------
  Total comprehensive income                                                                                               26,352
                                                                                                                        ---------
  Capital contributions                                  --              75,000             --               --            75,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                     $   2,640         $ 152,960        $  90,026        $  11,538       $ 257,164
=================================================================================================================================

See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                                  Years ended December 31,
                                                                                      ---------------------------------------------
                                                                                             2001            2000           1999
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                            $    17,963     $    12,527     $     9,205
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Interest credited to policyholder account balances                                      5,114          11,097           8,548
      Capitalization of deferred policy acquisition costs                                   (47,193)        (38,932)        (33,965)
      Amortization of deferred policy acquisition costs                                      11,257           9,893          13,592
      Amortization and depreciation                                                           1,125             625           1,351
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                                  244            (842)         (5,208)
      Cumulative effect of adoption of accounting principles                                    508            --              --
      Increase in accrued investment income                                                 (17,316)         (3,019)         (2,261)
      Increase in other assets                                                              (58,114)        (31,833)         (1,309)
      Increase (decrease) in other liabilities                                               23,384         (33,516)         21,795
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash (used in ) provided by operating activities                              (63,028)        (74,000)         11,748
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                   288,962         190,173         137,210
  Proceeds from sale of securities available-for-sale                                       110,574          47,537          73,864
  Proceeds from repayments of mortgage loans on real estate                                  77,513          30,896          32,397
  Proceeds from sale of real estate                                                           1,188           1,269            --
  Proceeds from repayments of policy loans and sale of other invested assets                  3,224             267             109
  Cost of securities available-for-sale acquired                                         (1,680,536)       (354,904)       (375,642)
  Cost of mortgage loans on real estate acquired                                           (360,971)        (82,250)        (93,500)
  Cost of real estate acquired                                                                   (2)           --              --
  Short-term investments, net                                                               (14,268)        (60,488)          1,571
  Collateral received - securities lending, net                                              64,935            --              --
  Other, net                                                                                 (1,493)         (1,327)           (242)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                          (1,510,874)       (228,827)       (224,233)
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                             75,000          25,000            --
  Increase in investment and universal life insurance product account balances            1,748,753         469,596         353,139
  Decrease in investment and universal life insurance product account balances             (248,009)       (196,049)       (136,376)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                       1,575,744         298,547         216,763
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                               1,842          (4,280)          4,278

Cash, beginning of year                                                                        --             4,280               2
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $     1,842     $      --       $     4,280
===================================================================================================================================



See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2001, 2000 and 1999
                                ($000's omitted)


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products in the United States of America, including individual annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 10.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (a) VALUATION OF INVESTMENTS, INVESTMENT INCOME AND RELATED GAINS AND LOSSES

                  The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

                  For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

                  Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

         (b)      DERIVATIVE INSTRUMENTS

                  Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                  The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

                  From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

                  When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  Prior to the adoption of SFAS 133, defined in note 2 (i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (c)      REVENUES AND BENEFITS

                  INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
                  Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

                  TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)      DEFERRED POLICY ACQUISITION COSTS

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

                  For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual experience differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (e)      SEPARATE ACCOUNTS

                  Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment funds. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (g)      FEDERAL INCOME TAX


                  The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement, which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

                  The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (h)      REINSURANCE CEDED

                  Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (i)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

                  SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

                  The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

                  SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

                  SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

                  The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

                  In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

                  In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

         (j)      RECLASSIFICATION

                  Certain items in the 2000 and 1999 financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

               (3)    INVESTMENTS

                     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:


                                                                                           Gross         Gross
                                                                         Amortized      unrealized    unrealized   Estimated
                                                                            cost           gains        losses    fair value
        ====================================================================================================================

         December 31,
           2001 Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   56,381   $    1,469   $      243   $   57,607
             Obligations of states and political subdivisions                  2,046            1         --          2,047
             Debt securities issued by foreign governments                       549           86         --            635
             Corporate securities                                          1,500,190       38,031       12,527    1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148        6,791          979      323,960
             Asset-backed securities                                         587,344       10,454        6,114      591,684
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           2,464,658       56,832       19,863    2,501,627
           Equity securities                                                    --           --           --           --
        -------------------------------------------------------------------------------------------------------------------
                                                                          $2,464,658   $   56,832   $   19,863   $2,501,627
        ===================================================================================================================

         December 31, 2000
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   40,694   $      769   $      133   $   41,330
             Obligations of states and political subdivisions                  3,129         --             37        3,092
             Debt securities issued by foreign governments                     1,253           12           13        1,252
             Corporate securities                                            662,849       11,717        7,859      666,707
             Mortgage-backed securities - U.S. Government backed             236,368        2,190          413      238,145
             Asset-backed securities                                         239,785        3,342        1,209      241,918
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           1,184,078       18,030        9,664    1,192,444
           Equity securities                                                     979          849         --          1,828
        -------------------------------------------------------------------------------------------------------------------
                                                                          $1,185,057   $   18,879   $    9,664   $1,194,272
        ===================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized            Estimated
                                                                                               cost              fair value
        ====================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                         $   92,255           $   93,634
            Due after one year through five years                                              643,605              660,158
            Due after five years through ten years                                             669,210              676,749
            Due after ten years                                                                154,096              155,442
        -------------------------------------------------------------------------------------------------------------------
                                                                                             1,559,166            1,585,983
             Mortgage-backed securities - U.S. Government backed                               318,148              323,960
             Asset-backed securities                                                           587,344              591,684
        -------------------------------------------------------------------------------------------------------------------
                                                                                            $2,464,658           $2,501,627
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

                                                                                               2001                  2000
         ==================================================================================================================

         Gross unrealized gains                                                              $ 36,969             $  9,215
         Adjustment to deferred policy acquisition costs                                      (19,363)              (4,369)
         Deferred federal income tax                                                           (6,152)              (1,697)
         -----------------------------------------------------------------------------------------------------------------
                                                                                             $ 11,454             $  3,149
         ==================================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                          2001                2000                 1999
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                    $ 28,603             $ 22,622             $(35,128)
           Equity securities                                                (849)              (2,820)              (1,861)
         -----------------------------------------------------------------------------------------------------------------
                                                                        $ 27,754             $ 19,802             $(36,989)
         ==================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $110,574, $47,537 and $73,864, respectively. During
         2001, gross gains of $3,266 ($376 and $297 in 2000 and 1999, respectively) and gross losses of $207 ($778 and $37 in 2000 and 1999, respectively) were realized on those sales.

         The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2001 and 2000.

         Real estate is presented at cost less accumulated depreciation of $165 as of December 31, 2001 ($138 as of December 31, 2000). The carrying value of real estate held for disposal totaled $727 as of December 31, 2001, none as of December 31, 2000.

         The recorded investment of mortgage loans on real estate considered to be impaired was $898 as of December 31, 2001 (none as of December 31, 2000), which includes $411 (none as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $77 (none as of December 31, 2000) and $487 (none as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was approximately $180 ($527 in 2000) and interest income recognized on those loans totaled $9 in 2001 (none in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2001, which was unchanged from the previous two years.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          2001                2000                   1999
         ====================================================================================================================
         Gross investment income:
           Fixed maturity securities available-for-sale                 $121,017             $ 75,426             $ 66,160
           Mortgage loans on real estate                                  37,633               27,821               23,475
           Real estate                                                       332                  461                  413
           Short-term investments                                          3,405                1,352                1,580
           Derivatives                                                       626                 --                   --
           Other                                                             245                  431                  334
         -----------------------------------------------------------------------------------------------------------------
               Total investment income                                   163,258              105,491               91,962
         Less:
           Investment expenses                                             2,243                1,988                2,040
           Net investment income ceded (note 11)                         144,135               88,771               75,963
         -----------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 16,880             $ 14,732             $ 13,959
         =================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                            2001                2000              1999
         =================================================================================================================

         Realized gains (losses) on sale of fixed maturity securities
            available-for-sale                                          $  3,059             $   (401)            $    260
         Other-than-temporary impairments of fixed maturity securities
            available-for-sale                                            (2,658)                (636)                --
         Real estate                                                          79                  373                 --
         Mortgage loans on real estate                                       383                 (261)                   7
         Derivatives                                                      (1,513)                --                     (2)
         Other                                                               406                1,767                4,943
         -----------------------------------------------------------------------------------------------------------------
         Net realized (losses) gains on investments, hedging instruments
            and hedged items                                            $   (244)            $    842             $  5,208
         =================================================================================================================

         Fixed maturity securities with an amortized cost of $3,435 and $3,420 were on deposit with various regulatory agencies as required by law as of December 31, 2001 and 2000, respectively.

         As of December 31, 2001, the Company had loaned securities with a fair value of $64,047. As of December 31, 2001 the Company held collateral of $64,935. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

         Non-Hedging Derivatives

         From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         During the year ended December 31, 2001, losses of $1,400 were recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

         The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

         As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Other Derivative Instruments

         Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a gain of $74 related to other derivative instruments.

         The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:


                                                                                              2001                 2000
         =======================================================================================================================

         Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                        $ 10,500             $  6,000
            Pay variable/receive fixed rate swaps hedging investments                          12,400                5,000
            Other                                                                              55,700                1,600

         Cross currency interest rate swaps
             Hedging foreign currency denominated investments                                $  2,000             $  1,420

         Interest rate futures contracts                                                     $ 81,900             $ 18,700

         =====================================================================================================================

(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

                                                                                              2001                  2000
         =====================================================================================================================
         Deferred tax assets:
           Equity securities                                                                 $    128             $   --
           Future policy benefits                                                              10,338                9,874
           Collateral receivable                                                               22,727                 --
           Liabilities in separate accounts                                                    21,368               18,505
           Mortgage loans on real estate and real estate                                          476                  267
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                   55,037               28,646
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Deferred policy acquisition costs                                                   13,161               14,963
           Derivatives                                                                            978                 --
           Fixed maturity securities                                                           28,313                4,188
           Equity securities                                                                     --                    297
           Other                                                                               25,946               11,525
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                              68,398               30,973
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                      $ 13,361             $  2,327
         ===================================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2001, 2000 and 1999 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability (asset) was $10,476 and $(3,544) as of December 31, 2001 and 2000, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                          2001                 2000                1999
        ------------------------------------------------------------------------------------------------------------------

         Currently payable                                              $  1,464             $ (1,434)            $  4,391
         Deferred tax expense                                              6,711                6,146                  180
        ------------------------------------------------------------------------------------------------------------------
                                                                        $  8,175             $  4,712             $  4,571
        ==================================================================================================================

         Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                    2001                    2000                         1999
                                                           --------------------     ----------------------     ---------------------
                                                           Amount            %       Amount            %        Amount          %
        ============================================================================================================================

         Computed (expected) tax expense                   $ 9,264         35.0      $ 6,034         35.0      $ 4,822         35.0
         Tax exempt interest and dividends
            received deduction                              (1,158)        (4.4)      (1,324)        (7.7)        (255)        (1.8)
         Other, net                                             69          0.3            2         --              4         --
        ----------------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)         $ 8,175         30.9      $ 4,712         27.3      $ 4,571         33.2
        ============================================================================================================================

         Total federal income tax (refunded) paid was $(12,556), $3,970 and $4,053 during the years ended December 31, 2001, 2000 and 1999, respectively. See also note 11.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



(6)      COMPREHENSIVE INCOME (LOSS)

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                          2001                2000                 1999
        ==================================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                       $ 27,726             $ 18,765             $(36,729)
            Adjustment to deferred policy acquisition costs              (14,994)             (12,083)              18,645
            Related federal income tax (expense) benefit                  (4,456)              (2,339)               6,330
        -------------------------------------------------------------------------------------------------------------------
               Net                                                         8,276                4,343              (11,754)
        -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           (401)               1,037                 (260)
            Related federal income tax expense (benefit)                     140                 (363)                  91
        -------------------------------------------------------------------------------------------------------------------
               Net                                                          (261)                 674                 (169)
        -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) on securities
            available-for-sale                                             8,015                5,017              (11,923)
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on cash flow hedges:
               Gross                                                        (120)                --                   --
               Related federal income tax benefit                             42                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on cash flow hedges                (78)                --                   --
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
               Transition adjustment - SFAS 133                               31                 --                   --
               Transition adjustment - EITF 99-20                            665                 --                   --
               Related federal income tax expense                           (244)                --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive gain on transition adjustments          452                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income (loss)              $  8,389             $  5,017             $(11,923)
        ==================================================================================================================

         Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         In estimating its fair value disclosures, the Company used the following methods and assumptions:

                  FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

                  POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

                  INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  COLLATERAL RECEIVED - SECURITIES LENDING: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

                  FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

                  INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2001                              2000
                                                              --------------------------      ----------------------------
                                                                Carrying     Estimated           Carrying       Estimated
                                                                 amount      fair value           amount        fair value
         =================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 2,501,627    $ 2,501,627        $ 1,191,741    $ 1,191,741
               Equity securities                                     --             --                1,828          1,828
             Mortgage loans on real estate, net                   663,458        671,530            380,685        388,396
             Policy loans                                             486            486              1,517          1,517
             Short-term investments                                75,462         75,462             61,194         61,194
           Cash                                                     1,842          1,842               --             --
           Assets held in separate accounts                     2,312,919      2,312,919          2,242,478      2,242,478

         Liabilities:
           Investment contracts                                (3,112,910)    (3,019,705)        (1,616,017)    (1,562,224)
           Policy reserves on life insurance contracts           (158,399)      (156,981)          (149,434)      (149,783)
           Collateral received - securities lending               (64,935)       (64,935)              --             --
           Liabilities related to separate accounts            (2,312,919)    (2,251,782)        (2,242,478)    (2,189,633)

         Derivative financial instruments:
           Interest rate swaps hedging assets                         809            809                703            703
           Cross currency interest rate swaps                         (60)           (60)               128            128
           Futures contracts                                         (390)          (390)              (151)          (151)

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the
         U. S., thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $73,032 extending into 2002 were outstanding as of December 31, 2001. The Company also had $15,000 of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLAIC's credit risk from these derivative financial instruments was $1,182.

         EQUITY MARKET RISK: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 77% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 24% (29% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001 29% (27% in 2000) of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

         SIGNIFICANT BUSINESS CONCENTRATIONS: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

         COLLATERAL - SECURITIES LENDING: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $237, $77 and $127, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $1,185 and $1,090, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $143, $132 and $177, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                        Pension Benefits            Postretirement Benefits
                                                                 ---------------------------    ---------------------------
                                                                     2001            2000            2001           2000
        ===================================================================================================================

         Change in benefit obligation:
         Benefit obligation at beginning of year                  $ 1,981,700    $ 1,811,400    $   276,400    $   239,800
         Service cost                                                  89,300         81,400         12,600         12,200
         Interest cost                                                129,100        125,300         21,400         18,700
         Participant contributions                                       --             --            3,300          2,900
         Plan amendment                                                27,700           --              200           --
         Actuarial (gain) loss                                         (5,800)        34,800         20,200         16,100
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                          2,132,200      1,981,700        314,000        276,400
        ------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year             2,337,100      2,247,600        119,400         91,300
         Actual return (loss) on plan assets                          (46,600)       140,900           (200)        12,200
         Employer contribution                                           --             --           17,300         26,300
         Participant contributions                                       --             --            3,300          2,900
         Plan curtailment                                                --           19,800           --             --
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                   2,200,700      2,337,100        119,700        119,400
        ------------------------------------------------------------------------------------------------------------------

         Funded status                                                 68,500        355,400       (194,300)      (157,000)
         Unrecognized prior service cost                               49,500         25,000            200           --
         Unrecognized net gains                                       (79,300)      (311,700)        (4,000)       (34,100)
         Unrecognized net (asset) obligation at transition             (5,100)        (6,400)           800          1,000
        ------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                           $    33,600    $    62,300    $  (197,300)   $  (190,100)
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                                  Pension Benefits      Postretirement Benefits
                                                                              ---------------------     -----------------------
                                                                               2001          2000         2001        2000
         ======================================================================================================================

         Weighted average discount rate                                         6.50%       6.75%        7.25%        7.50%
         Rate of increase in future compensation levels                         4.75%       5.00%        --           --
         Assumed health care cost trend rate:
              Initial rate                                                      --          --          11.00%       11.00%
              Ultimate rate                                                     --          --           5.50%        5.50%
              Declining period                                                  --          --          4 Years      4 Years
         ----------------------------------------------------------------------------------------------------------------------

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                                  2001             2000             1999
         ======================================================================================================================

         Service cost (benefits earned during the period)                      $  89,300        $  81,400        $  80,000
         Interest cost on projected benefit obligation                           129,100          125,300          109,900
         Expected return on plan assets                                         (183,800)        (184,500)        (160,300)
         Recognized gains                                                         (7,800)         (11,800)          (9,100)
         Amortization of prior service cost                                        3,200            3,200            3,200
         Amortization of unrecognized transition asset                            (1,300)          (1,300)          (1,400)
         ----------------------------------------------------------------------------------------------------------------------
                                                                               $  28,700        $  12,300        $  22,300
         ======================================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67,100. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                      2001           2000           1999
         =======================================================================================================================

         Weighted average discount rate                                               6.75%          7.00%          6.08%
         Rate of increase in future compensation levels                               5.00%          5.25%          4.33%
         Expected long-term rate of return on plan assets                             8.00%          8.25%          7.33%
        -----------------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                              2001             2000            1999
         =======================================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                                $ 12,600        $ 12,200        $ 14,200
         Interest cost on accumulated postretirement benefit
            obligation                                                        21,400          18,700          17,600
         Expected return on plan assets                                       (9,600)         (7,900)         (4,800)
         Amortization of unrecognized transition obligation of
            affiliates                                                           600             600             600
         Net amortization and deferral                                          (400)         (1,300)           (500)
        -----------------------------------------------------------------------------------------------------------------------
                                                                            $ 24,600        $ 22,300        $ 27,100
        =======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                            2001         2000          1999
         ===================================================================================================================
         Discount rate                                                                     7.50%         7.80%         6.65%
         Long-term rate of return on plan assets, net of tax in 1999                       8.00%         8.30%         7.15%
         Assumed health care cost trend rate:
               Initial rate                                                               11.00%        13.00%        15.00%
               Ultimate rate                                                               5.50%         5.50%         5.50%
               Declining period                                                           4 Years       5 Years       6 Years
         --------------------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2001, 2000 and 1999 was $122,926, $67,769 and $63,275, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2001, 2000 and 1999 was $(19,201), $(6,150) and $(305),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $12,293.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(11)     RELATED PARTY TRANSACTIONS

         The Company received capital contributions from NLIC in the amount of $75,000 and $25,000 during 2001 and 2000, respectively.

         The Company files a consolidated federal tax return with NMIC, as described in note 2(g). Total payments (from) to NMIC were $(12,556), $3,970, and $4,053 for the years ended December 31, 2001, 2000, and 1999, respectively.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $625, $441 and $660, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $4,662, $4,704 and $5,150, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2001 are included in NLIC's results of operations for 2001 and include premiums of $1,594,098 ($432,803 and $258,468 in 2000 and 1999,
         respectively), net investment income of $144,135 ($88,771 and $75,963 in 2000 and 1999, respectively) and benefits, claims and other expenses of $1,766,874 ($524,715 and $319,240 in 2000 and 1999, respectively).

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000 and 2001) and expenses of $195, $185 and
         $3,150 during 2001, 2000 and 1999, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $102,472 and $96,892 as of December 31, 2001 and 2000, respectively.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $26,700 and the Company incurred interest expense on intercompany repurchase agreements of $18 for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,080 and $56,332 as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued




(12)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

         There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments:
         Individual Annuity and Life Insurance.

         The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

         The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                             Individual          Life
                                                               Annuity        Insurance       Corporate           Total
        ==================================================================================================================

         2001:
         Net investment income                             $    11,864      $     4,310      $       706       $    16,880
         Other operating revenue                                33,064           20,418             --              53,482
        ------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          44,928           24,728              706            70,362
        ------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                     2,027            3,087             --               5,114
         Amortization of deferred policy
            acquisition costs                                    9,833            1,424             --              11,257
         Other benefits and expenses                            14,436           12,286              557            27,279
        ------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                         26,296           16,797              557            43,650
        ------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                       18,632            7,931              149            26,712
         Net realized losses on investments,
            hedging instruments and hedged
            items                                                 --               --               (244)             (244)
        ------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles                          $    18,632      $     7,931      $       (95)      $    26,468
        ==================================================================================================================

         Assets as of year end                             $ 5,103,294      $   631,201      $   210,202       $ 5,944,697
        ==================================================================================================================

        -----------------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                              Individual          Life
                                                                Annuity        Insurance         Corporate         Total
        ===================================================================================================================

         2000:
         Net investment income                              $     5,349       $     2,831      $     6,552      $    14,732
         Other operating revenue                                 35,650            22,568             --             58,218
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           40,999            25,399            6,552           72,950
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      8,078             3,019             --             11,097
         Amortization of deferred policy
            acquisition costs                                     9,189               704             --              9,893
         Other benefits and expenses                             22,098            13,465             --             35,563
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          39,365            17,188             --             56,553
        -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                         1,634             8,211            6,552           16,397
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --                842              842
        -------------------------------------------------------------------------------------------------------------------
         Income before federal income tax
           expense and cumulative effect of
           adoption of accounting principles                $     1,634       $     8,211      $     7,394      $    17,239
        ===================================================================================================================

         Assets as of year end                              $ 3,573,040       $   548,240      $    52,954      $ 4,174,234
        ===================================================================================================================

         1999:
         Net investment income                              $     6,246       $     1,596      $     6,117      $    13,959
         Other operating revenue                                 29,497            16,647             --             46,144
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           35,743            18,243            6,117           60,103
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      6,561             1,987             --              8,548
         Amortization of deferred policy
            acquisition costs                                     8,649             4,943             --             13,592
         Other benefits and expenses                             20,971             8,424             --             29,395
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          36,181            15,354             --             51,535
        -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income tax expense(1)                          (438)            2,889            6,117            8,568
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --              5,208            5,208
        -------------------------------------------------------------------------------------------------------------------
         (Loss) income before federal
           income tax expense and
           cumulative effect of adoption of
           accounting principles                            $      (438)      $     2,889      $    11,325      $    13,776
        ===================================================================================================================

         Assets as of year end                              $ 3,309,810       $   382,388      $    70,265      $ 3,762,463
        ===================================================================================================================

------------------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.




The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.  OTHER INFORMATION
Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  To be filed by Financial Statements:

                           (1)   Financial statements included
                                 in Prospectus
                                 (Part A):

                                 Condensed Financial Information.

                           (2)   Financial statements included
                                 in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

                           Nationwide VA Separate Account-C:

                                 Independent Auditors' Report.


                                 Statement of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 2001.

                                 Statements of Operations for the year ended
                                 December 31, 2001.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 2001 and 2000.


                                 Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                                 Independent Auditors' Report.


                                 Balance Sheets as of December 31, 2001 and
                                 2000.

                                 Statements of Income for the years ended
                                 December 31, 2001, 2000 and 1999.

                                 Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                                 Statements of Cash Flows for the years ended
                                 December 31, 2001, 2000 and 1999.


                                 Notes to Financial Statements.

Item 24.  (b)  Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

                    (2)  Not Applicable

                    (3) Underwriting or Distribution contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No.8 (File No. 33-66496) and hereby incorporated by reference.

                    (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

                    (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

                    (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated herein by reference.

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9) Opinion of Counsel - Filed previously with Registration Statement (Filed No. 33-66496) and hereby incorporated by reference.

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable

                    (13) Performance Advertising Calculation Schedule - Filed
                         previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



                W. G. Jurgensen, Director and Chief Executive Officer
                Joseph J. Gasper, Director and Chief Operating Officer
                Richard D. Headley, Executive Vice President
                Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
                Donna A. James, Director and Executive Vice President-Chief Administrative Officer
                Michael C. Keller, Executive Vice President-Chief Information Officer
                Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
                Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
                Galen R. Barnes, Director
                John R. Cook, Jr., Senior Vice President-Chief Communications Officer
                David A. Diamond, Senior Vice President-Corporate Strategy
                Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
                Patricia R. Hatler, Senior Vice President, General Counsel and Secretary
                David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
                David R. Jahn, Senior Vice President-Product Management
                Richard A. Karas, Senior Vice President-Sales-Financial Services
                Gregory S. Lashutka, Senior Vice President, Corporate Relations
                Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
                Robert H. McNaghten, Senior Vice President-Real Estate Investments
                Michael D. Miller, Senior Vice President-NI Finance
                Brian W. Nocco, Senior Vice President and Treasurer
                Mark Phelan, Senior Vice President-Technology and Operations
                Douglas C. Robinette, Senior Vice President-Claims
                John S. Skubik, Senior Vice President-Strategic Initiatives
                Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial
                Richard M. Waggoner, Senior Vice President-Operations
                Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing


                The business address of the Directors and Officers of the Depositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

              *Subsidiaries for which separate financial statements are filed
             **Subsidiaries included in the respective consolidated financial statements
            ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
           ****other subsidiaries




----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial
                                                                                       automobile insurance with Colonial
                                                                                       County Mutual Insurance Company for
                                                                                       the independent agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance Company  Texas                                        Underwrites non-standard automobile
                                                                                       and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas


Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty insurance
                                                                                       products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance
                                                                                       and homeowner's insurance


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers

Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)

 Gartmore Capital Management Limited      England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

 Gartmore Distribution Services, Inc.     Delaware                                     Limited broker-dealer

 Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
 Limited

 Gartmore Fund Managers Limited           England and Wales                            Authorized unit trust management

 Gartmore Global Asset Management Trust   Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Gartmore Global Investments, Inc.        Delaware                                     Holding company

Gartmore Global Partners                 Delaware                                     Investment management

Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
(G.P.) Limited                                                                        partnerships formed to invest in
                                                                                      unlisted securities

Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                      services to pension funds, unit trusts
                                                                                      and other collective investment
                                                                                      schemes, investment trusts and
                                                                                      portfolios for corporate and other
                                                                                      institutional clients

Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                      provides services to other companies
                                                                                      within the Gartmore Group

Gartmore Investment Services GmbH        Germany                                      Marketing support

Gartmore Investment Services Limited     England                                      Investment holding

Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                      services to various mutual fund
                                                                                      entities

Gartmore Japan Limited                   Japan                                        Investment management

Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                      maintenance agreements (wrap
                                                                                      contracts) and guaranteed investment
                                                                                      contracts (GICs) for collective
                                                                                      investment trusts and accounts

Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
Inc.                                                                                  money manager

Gartmore Morley Financial Services,      Oregon                                       Holding company
Inc.

Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                      Section 249AA of the Companies Act
                                                                                      1985 (English law)

Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

Gartmore Trust Company                   Oregon                                       State bank with trust power

Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners

Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                      Partners

Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                      managing workers' and unemployment
                                                                                      compensation matters and employee
                                                                                      benefit costs


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,   New York                                     Provides workers'
Inc.                                                                                  compensation/self-insured claims
                                                                                      administration services to employers
                                                                                      with exposure in New York

Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                      administration, claims examining and
                                                                                      data processing services

GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                      containment services to employers

Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                      property and casualty brokerage
                                                                                      services

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions

Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

**National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                      casualty coverage, as well as
                                                                                      individual and group accident and
                                                                                      health insurance

National Casualty Company of America,    England                                      Inactive
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees

**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
of America                                                                            or liabilities

Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                      housing projects throughout the U.S.

**Nationwide Agency, Inc.                Ohio                                         Insurance agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
Company                                                                               insurance primarily to agricultural
                                                                                      businesses

Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                      in Arena district development activity

*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company              Wisconsin                                   Underwrites non-standard automobile
                                                                                      and motorcycle insurance

Nationwide Cash Management Company        Ohio                                        Buys and sells investment securities of
                                                                                      a short-term nature as agent for other
                                                                                      corporations, foundations, and insurance
                                                                                      company separate accounts

Nationwide Community Development          Ohio                                        Holds investments in low-income
Corporation, LLC                                                                      housing funds

Nationwide Corporation                    Ohio                                        Holding company for entities affiliated
                                                                                      with Nationwide Mutual Insurance Company
                                                                                      and Nationwide Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                        Manages relationships with Nationwide's
Company, LLC                                                                          exclusive agents including administrative
                                                                                      duties

Nationwide Financial Assignment           Ohio                                        Administrator of structured settlements
Company

Nationwide Financial Institution          Delaware                                    Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                  Insurance agency
Distributors Agency, Inc. of
New Mexico

Nationwide Financial Institution          Massachusetts                               Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services             Bermuda                                     Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the
                                                                                      United States and Bermuda

Nationwide Financial Services             Delaware                                    Issues and sells certain securities
Capital Trust                                                                         representing individual beneficial
                                                                                      interests in the assets of the Trust

Nationwide Financial Services             Delaware                                    Issues and sells certain securities
Capital Trust II                                                                      representing individual beneficial
                                                                                      interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                    Holding company for companies
                                                                                      within the Nationwide organization that
                                                                                      offer or distribute long-term savings
                                                                                      and retirement products

Nationwide Financial Sp. z o.o            Poland                                      Provides distribution services for its
                                                                                      affiliated Nationwide Towarzystwo
                                                                                      Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                        Contributes to non-profit activities
                                                                                      and projects

Nationwide General Insurance              Ohio                                        Transacts a general insurance
Company                                                                               business, except life insurance;
                                                                                      primarily provides automobile and fire
                                                                                      insurance to select customers


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                      Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance               Ohio                                         Provides individual life insurance,
Company                                                                                group life and health insurance, fixed
                                                                                       and variable annuity products, and other
                                                                                       life insurance products


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor

PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance


----------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY           NO. VOTING                PRINCIPAL BUSINESS
                                           OF ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance


---------------------------------------------------------------------------------------------------------------------------------
                  COMPANY                        STATE/COUNTRY OF      NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION         (SEE ATTACHED CHART
                                                                         UNLESS OTHERWISE
                                                                            INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.  NUMBER OF CONTRACT OWNERS


          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 11,032 and 21,586, respectively.


Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


         (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

         (b)     NATIONWIDE INVESTMENT SERVICES CORPORATION
                           DIRECTORS AND OFFICERS



         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer
         Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer
         Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215



         (c)
         ---------------------------------------------------------------------------------------------------------------
         NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
         UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION
         ---------------------------------------------------------------------------------------------------------------
         Nationwide Investment     N/A                    N/A                      N/A                   N/A
         Services Corporation
         ---------------------------------------------------------------------------------------------------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:
              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the SEC to the American Council of Life Insurance (publicly available

               November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

               Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - C:


We consent to use of our reports for Nationwide VA Separate Account - C dated February 20, 2002 and for Nationwide Life and Annuity Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 33-66496).




KPMG LLP
Columbus, Ohio

April, 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2002.



                                                                     NATIONWIDE VARIABLE ACCOUNT-9
                                                     ---------------------------------------------------------------
                                                                            (Registrant)
                                                                   NATIONWIDE LIFE INSURANCE COMPANY
                                                     ---------------------------------------------------------------
                                                                            (Depositor)

                                                                       By/s/ STEVEN SAVINI, ESQ.
                                                     ---------------------------------------------------------------
                                                                           Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.




               SIGNATURE                                   TITLE


W. G. JURGENSEN                           Director and Chief Executive Officer
-------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                               Director and President and
-------------------------------                 Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                Director and Executive
-------------------------------            Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                Director and Executive Vice
-------------------------------          President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                              Director and Executive Vice
-------------------------------          President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                        Director and Executive Vice
-------------------------------          President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                         Director
-------------------------------
Galen R. Barnes

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     ---------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact